INCOME TAX AND SOCIAL CONTRIBUTION - Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Current Income Tax	R$ 1,477,527	R$ 1,096,658
Current Social Contribution	693,814	391,246
Negative Balance IRPJ	680,745	192,149
Negative Balance CSLL	80,172	69,172
Total	2,932,258	1,749,225
Current liabilities
Current Income Tax	21,278
Current Social Contribution	8,397
Total	29,675
Non-current assets
Non-Current assets	6,725,087	3,541,162
Non-current liability
Deferred IRPJ and CSLL	5,721,830	6,294,347
Non-current liabilities	(1,003,258)	2,753,185
Income Tax - IR
Non-current assets
Non-Current assets	5,077,818	2,605,645
Non-current liability
Deferred IRPJ and CSLL	3,931,590	4,282,233
Social Contribution
Non-current assets
Non-Current assets	1,647,269	935,517
Non-current liability
Deferred IRPJ and CSLL	R$ 1,790,240	R$ 2,012,114